Legal Claim	12 Months Ended
Dec. 31, 2020
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Legal Claim
21	Legal Claim
As of December 31, 2020, and 2019, the Entity is not aware of disputes classified as probable chance of loss.
Find below the disputes classified as possible chance of loss segregated into labor, tax and civil.

	2020	2019

Tax	22,234	21,824
Civil	—	—
Labor	1,883	1,743

Total	24,117	23,567

Tax Claims
Vinci Gestora is a party to two tax administrative proceedings in course arising from the payment of social security contributions (employer’s portion and Work Accident Insurance (SAT) and contributions to third parties in 2011 and 2012, charged on amounts paid by virtue of quota of profits and results, totaling R$ 3,167 and R$ 2,848, respectively.
Vinci Equities has one proceeding related to the requirement of ISS under rendered services to investment funds located abroad in the amount of R$ 950. Supported by the opinion of its legal advisors, management classified these proceedings as having a possible risk of loss and did not record a provision for contingencies related to these proceedings.
On March 21, 2018, the Brazilian federal revenue opened an act of infraction against Vinci Equities for the collection of open debts of IRPJ, CSLL, PIS and COFINS in the amount of R$ 15,269 for the calendar year of 2013.